April 7, 2006




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549



RE:     Vanguard Florida Tax-Free Fund (the "Trust")
        File No. 33-48783

Commissioners:

Enclosed is the 23rd Post-Effective Amendment to the Registration Statement of the Vanguard Florida Tax-Free Fund on Form N-1A. The purpose of the filing is to incorporate new derivative policy disclosure.

Pursuant to Rule 485(a) under the Securtiies Act of 1933, we request that this Amendment be declared effective on June 8, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.

Please contact me at (610) 503-5693 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,

The Vanguard Group, Inc.



Natalie Bej
Associate Counsel

Enclosures

cc: Christian Sandoe, Esq.
    U.S. Securities and Exchange Commission